INCOME TAXES - Schedule of Components of Income Tax Provision (Benefit) (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal	$ (11)	$ 144	$ 121	$ 70
State and local	(5)	74	56	84
Foreign	91	104	148	135
Total current	75	322	325	289
Deferred:
Federal	(139)	(341)	(538)	(556)
State and local	21	(73)	(116)	(110)
Foreign	3	13	24	16
Total deferred	(115)	(401)	(630)	(650)
Benefit from income taxes	$ (40)	$ (79)	$ (305)	$ (361)